UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22812

Ares Multi-Strategy Credit Fund, Inc.
(Exact name of registrant as specified in charter)

2000 Avenue of the Stars 12th Floor Los Angeles, California		90067
(Address of principal executive offices)		(Zip code)

Michael D. Weiner Daniel J. Hall 2000 Avenue of the Stars 12th Floor Los Angeles, California 90067
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 201-4200

Date of fiscal year end:	October 31, 2014

Date of reporting period:	July 31, 2014

ITEM 1.   SCHEDULE OF INVESTMENTS.

Ares Multi-Strategy Credit Fund, Inc.

Schedule of Investments

July 31, 2014 (Unaudited)

	Principal Amount	Value (a)
Floating Rate Term Loans 51.5% (b)
Aerospace & Defense 1.4%
DAE Aviation Holdings, Inc., Initial Loan, 7.75%, 08/05/2019	$800,000	$807,000
DAE Aviation Holdings, Inc., Tranche B-1 Loan (2018), 5.00%, 11/02/2018	207,670	209,098
Doncasters U.S., LLC, Term Loan 2nd Lien, 9.50%, 10/09/2020	689,655	699,138
		1,715,236
Automobile 0.0%
TI Group Automotive Systems, LLC, Term Loan B, L+3.25%, 07/01/2021 (c)	31,291	31,193

Banking, Finance & Insurance 0.6%
Asurion, LLC, 2nd Lien Term Loan, 8.50%, 03/03/2021	700,000	716,919

Beverage, Food & Tobacco 1.3%
Charger OpCo B.V., DEMB EUR Term Loan, (Netherlands), L+3.50%, 07/02/2021 (c)	€750,000	985,634
Charger OpCo B.V., DEMB US Term Loan, (Netherlands), L+3.50%, 07/02/2021 (c)	$600,000	588,750
		1,574,384
Business Equipment & Services 1.7%
Twelve Beeches Sarl, Facility C, (Luxembourg), 5.50%, 08/01/2019	£1,250,000	2,119,112

Cable & Satellite TV 4.0%
Altice Financing S.A., Term Loan, (Luxembourg), 5.50%, 07/02/2019	$1,492,500	1,520,484
Numericable US LLC, Dollar Denominated Tranche B-1 Loans, 4.50%, 05/21/2020	700,808	701,573
Promotora de Informaciones, S.A., Prisa Tranche T2, (Spain), L+2.60%, 12/12/2018 (c)	€1,250,000	1,534,771
TWCC Holding Corporation, Term Loan 2nd Lien, 7.00%, 06/26/2020	$1,250,000	1,228,125
		4,984,953
Chemicals, Plastics & Rubber 1.6%
Flint Group GmbH, Euro 2nd Lien Term Loan, (Denmark), L+7.25%, 05/02/2021 (c)	€500,000	675,889
Flint Group GmbH, USD 1st Lien Term Loan, (Denmark), L+3.75%, 05/02/2021 (c)	$366,200	366,657
Flint Group GmbH, USD 2nd Lien Term Loan, (Denmark), L+7.25%, 05/02/2021 (c)	937,500	943,950
		1,986,496
Consumer Products 1.4%
True Religion Apparel, Inc., Initial Term Loan, 5.88%, 07/30/2019	1,451,250	1,339,983
True Religion Apparel, Inc., Initial Term Loan 2nd Lien, 11.00%, 01/30/2020	500,000	470,000
		1,809,983
Diversified & Conglomerate Services 6.2%
Advantage Sales & Marketing, Inc., 1st Lien Term Loan, L+3.25%, 07/21/2021 (c)	967,742	961,935
Advantage Sales & Marketing, Inc., 2nd Lien Term Loan, L+6.50%, 07/11/2022 (c)	850,000	849,362
Advantage Sales & Marketing, Inc., Delayed Draw Term Loan, L+3.25%, 07/21/2021 (c)	32,258	32,065
Brickman Group, Ltd., LLC, Term Loan 2nd Lien, 7.50%, 12/17/2021	2,203,266	2,218,689
Syncreon Group B.V., Term Loan, 5.25%, 10/28/2020	1,492,500	1,488,769
Travelport, LLC, Term Loan, 6.25%, 06/26/2019	1,186,576	1,200,424
Travelport, LLC, Tranche 1 Loan, 9.50%, 01/31/2016	1,000,000	1,022,750
		7,773,994
Electronics 1.2%
Smart Technologies ULC, Term B Loan, (Canada), 10.50%, 01/31/2018	1,415,625	1,458,094

Healthcare, Education & Childcare 1.8%
AI Garden B.V., Facility B1, (Netherlands), 4.34%, 02/13/2020	€1,371,429	1,845,860
STHI Holdings, Inc., 1st Lien Term Loan B, L+3.50%, 07/30/2021 (c)	$357,143	355,582
		2,201,442
Leisure, Amusement & Entertainment 1.9%
Delta 2 (Lux) Sarl, Facility B2 (USD), (Luxembourg), 4.50%, 04/30/2019	1,243,703	1,234,064

	Principal Amount	Value (a)
Floating Rate Term Loans (b) (continued)
Leisure, Amusement & Entertainment (continued)
Delta 2 (Lux) Sarl, Formula 1 2nd Lien Term Loan, (Luxembourg), L+7.00%, 07/29/2022 (c)	$1,113,861	$1,113,861
		2,347,925
Manufacturing 1.7%
Husky Injection Molding Systems, Ltd., 1st Lien Term Loan, (Canada), L+3.25%, 06/10/2021 (c)	770,000	770,323
Husky Injection Molding Systems, Ltd., 2nd Lien Term Loan, (Canada), L+6.25%, 06/10/2022 (c)	1,300,000	1,301,625
		2,071,948
Oil & Gas 8.7%
Atlas Energy, L.P., Loan, 6.50%, 07/31/2019	1,489,994	1,504,894
Chief Exploration & Development, LLC, 2nd Lien Term Loan, 7.50%, 05/12/2021	750,000	759,375
Energy & Exploration Partners, LLC, 1st Lien Term Loan, L+6.75%, 12/27/2018 (c)	2,217,295	2,178,492
FTS International, Inc., Initial Term Loan, 5.75%, 04/16/2021	865,801	870,130
Quicksilver Resources, Inc., Term Loan 2nd Lien, 7.00%, 06/21/2019	1,500,000	1,443,750
Teine Energy, Ltd., Incremental Term Loan, (Canada), 7.50%, 05/17/2019	1,740,568	1,755,798
Templar Energy, LLC, Incremental Term Loans, 8.00%, 11/25/2020	2,400,000	2,370,000
		10,882,439
Personal Transportation 0.8%
Air Medical Holdings, LLC, B-1 Term Loan, 5.00%, 06/30/2018	993,771	992,529

Personal, Food & Miscellaneous Services 1.6%
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.00%, 04/02/2020	2,481,156	1,954,357

Pipeline 1.0%
Crestwood Holdings, LLC, Tranche B-1 Term Loan, L+6.00%, 06/19/2019 (c)	1,250,000	1,273,438

Printing & Publishing 3.4%
Dex Media East, LLC, Term Loan (2016), 6.00%, 12/30/2016	1,301,497	1,100,233
Dex Media West, LLC, Loan, 8.00%, 12/30/2016	1,314,566	1,244,460
F&W Media, Inc., Initial Term Loan, 7.75%, 07/01/2019	995,589	990,611
Lee Enterprises, Incorporated, Term Loan, 7.25%, 03/31/2019	964,894	971,330
		4,306,634
Retail Stores 3.5%
CBR Fashion GES.M.B.H., Term B2 Facility, (Denmark), 4.35%, 04/17/2017	€721,480	932,215
CBR Textile GmbH, Term C2 Facility, (Denmark), 4.85%, 04/18/2018	929,640	1,207,399
Rite Aid Corporation, Second Priority Tranche 1 Term Loans, 5.75%, 08/21/2020	$2,170,000	2,200,749
		4,340,363
Service & Equipment 0.7%
RBS Worldpay, Inc., Facility D (B1A Extended), (Great Britain), 6.00%, 11/30/2019	£500,000	848,658

Technology 3.8%
Allflex Holdings III, Inc., (U.S.), Initial Term Loan 2nd Lien, 8.00%, 07/19/2021	$1,500,000	1,506,570
Avaya Inc., Term B-6 Loan, 6.50%, 03/30/2018	1,486,907	1,476,023
Ship Midco, Ltd., Facility C1 (GBP), (Great Britain), 5.75%, 11/29/2019	£1,000,000	1,697,738
		4,680,331
Telecommunications 1.4%
Eircom Finco Sarl, Extended Term Loan B2, (Luxembourg), L+4.50%, 09/30/2019 (c)	€1,400,000	1,813,308

Utilities 1.8%
Alinta Energy Finance Pty, Ltd., Delayed Draw Term Loan, (Australia), 6.38%, 08/13/2018 (d)	$143,190	1,701
Alinta Energy Finance Pty, Ltd., Term B Loan, (Australia), 6.38%, 08/13/2019	2,172,346	2,198,154
		2,199,855
Total Floating Rate Term Loans (Cost: $64,174,066)		64,083,591

	Principal Amount	Value (a)
Corporate Bonds 61.2%
Banking, Finance & Insurance 3.0%
Innovia Group Finance PLC, 144A, (Great Britain), 5.24%, 03/31/2020 (e)	€1,550,000	$2,096,126
TransUnion Holding Company, Inc., 9.63%, 06/15/2018 (f)	$1,500,000	1,560,000
		3,656,126
Beverage, Food & Tobacco 2.4%
Premier Foods Finance PLC, 144A, (Great Britain), 5.56%, 03/15/2020 (e)	£1,485,000	2,475,861
Premier Foods Finance PLC, 144A, (Great Britain), 6.50%, 03/15/2021	317,000	520,489
		2,996,350
Broadcasting & Entertainment 2.2%
LIN Television Corporation, 8.38%, 04/15/2018	$2,312,000	2,418,930
Numericable Group SA, 144A, (France), 6.25%, 05/15/2024	260,000	261,300
		2,680,230
Buildings & Real Estate 0.5%
BMBG Bond Finance S.C.A, 144A, (Luxembourg), 5.20%, 10/15/2020 (e)	€475,000	642,336

Business Equipment & Services 2.7%
TMF Group Holding B.V., 144A, (Netherlands), 5.69%, 12/01/2018 (e)(g)	875,000	1,183,297
TMF Group Holding B.V., 144A, (Netherlands), 9.88%, 12/01/2019 (g)	1,500,000	2,184,563
		3,367,860
Cable & Satellite TV 4.3%
Intelsat Jackson Holdings SA, (Luxembourg), 8.50%, 11/01/2019	$1,250,000	1,318,750
Nara Cable Funding, Ltd., 144A, (Ireland), 8.88%, 12/01/2018	410,000	434,600
Virgin Media Finance PLC, (Great Britain), 8.88%, 10/15/2019	£1,300,000	2,313,159
Ziggo Bond Co. B.V., 144A, (Netherlands), 8.00%, 05/15/2018	€900,000	1,319,414
		5,385,923
Chemicals, Plastics & Rubber 2.0%
Vertellus Specialties, Inc., 144A, 9.38%, 10/01/2015	$2,500,000	2,512,500

Consumer Products 2.7%
Elizabeth Arden Salon Holdings, Inc., 7.38%, 03/15/2021	1,750,000	1,806,875
NBTY, Inc., 9.00%, 10/01/2018	1,500,000	1,563,750
		3,370,625
Containers, Packaging & Glass 0.8%
Reynolds Group Issuer, Inc., 9.00%, 04/15/2019	1,000,000	1,042,500

Diversified & Conglomerate Services 2.5%
Affinion Group, Inc., 7.88%, 12/15/2018	1,250,000	1,103,125
Affinion Investments, LLC, 144A, 13.50%, 08/15/2018	1,275,000	1,249,500
Syncreon Group B.V., 144A, (Netherlands), 8.63%, 11/01/2021	750,000	752,813
		3,105,438
Electronics 2.8%
NeuStar, Inc., 4.50%, 01/15/2023	1,500,000	1,275,000
Syniverse Holdings, Inc., 9.13%, 01/15/2019	2,129,000	2,235,450
		3,510,450
Furnishings, Housewares Durable Consumables 1.1%
Masonite International Corporation, 144A, (Canada), 8.25%, 04/15/2021	1,250,000	1,337,500

Healthcare, Education & Childcare 2.2%
ConvaTec Finance International SA, 144A, (Luxembourg), 8.25%, 01/15/2019 (f)	1,120,000	1,146,600
Jaguar Holding Co I, 144A, 9.38%, 10/15/2017 (f)	1,500,000	1,526,250
		2,672,850

	Principal Amount	Value (a)
Corporate Bonds (continued)
Hotels, Motels, Inns & Gaming 13.0%
Boyd Gaming Corporation, 144A, 9.13%, 12/01/2018	$500,000	$521,250
Felcor Lodging, L.P., 10.00%, 10/01/2014	1,500,000	1,515,000
Gala Electric Casinos, PLC, 144A, (Great Britain), 11.50%, 06/01/2019	£1,000,000	1,831,995
Gala Group Finance, PLC, 144A, (Great Britain), 8.88%, 09/01/2018	495,900	889,163
Marina District Finance Company, Inc., 9.88%, 08/15/2018	$2,000,000	2,085,500
Mohegan Tribal Gaming Authority, 144A, 11.00%, 09/15/2018	2,000,000	2,000,000
Peninsula Gaming, LLC, 144A, 8.38%, 02/15/2018	2,000,000	2,085,000
Pinnacle Entertainment, Inc., 8.75%, 05/15/2020	1,250,000	1,334,375
Seneca Gaming Corporation, 144A, 8.25%, 12/01/2018	1,250,000	1,315,625
SNAI S.p.A., 144A, (Italy), 7.63%, 06/15/2018	€1,008,000	1,450,886
SNAI S.p.A., 144A, (Italy), 12.00%, 12/15/2018	750,000	1,152,876
		16,181,670
Oil & Gas 6.5%
Ferrellgas Partners, L.P., 8.63%, 06/15/2020	$1,687,000	1,771,350
Halcon Resources Corporation, 8.88%, 05/15/2021	1,000,000	1,037,500
Halcon Resources Corporation, 9.25%, 02/15/2022	1,000,000	1,051,250
Halcon Resources Corporation, 9.75%, 07/15/2020	217,000	232,190
Laredo Petroleum, Inc., 9.50%, 02/15/2019	1,500,000	1,601,250
Midstates Petroleum Company, Inc., 10.75%, 10/01/2020	1,000,000	1,077,500
Newfield Exploration Company, 6.88%, 02/01/2020	1,250,000	1,300,000
		8,071,040
Packaging 5.4%
Albea Beauty Holdings S.A., 144A, (Luxembourg), 8.38%, 11/01/2019	1,634,000	1,760,635
GCL Holdings S.C.A., 144A, (Luxembourg), 9.38%, 04/15/2018	€1,500,000	2,149,054
Guala Closures S.p.A, 144A, (Italy), 5.71%, 11/15/2019 (e)	150,000	202,471
Packaging Dynamics Corporation, 144A, 8.75%, 02/01/2016	$2,500,000	2,556,250
		6,668,410
Personal Transportation 1.4%
Air Medical Group Holdings, Inc., 9.25%, 11/01/2018	1,600,000	1,676,000

Pipeline 0.2%
Crestwood Midstream Partners, L.P., 7.75%, 04/01/2019	250,000	264,375

Service & Equipment 1.5%
Ceridian, LLC, 144A, 8.13%, 11/15/2017	800,000	798,000
First Data Corporation, 144A, 8.75%, 01/15/2022 (f)	1,000,000	1,073,750
		1,871,750
Technology 2.1%
Avaya Inc., 144A, 9.00%, 04/01/2019	500,000	510,000
Epicor Software Corporation, 144A, 8.63%, 05/01/2019	2,000,000	2,130,000
		2,640,000
Telecommunications 0.6%
Digicel, Ltd., 144A, (Bermuda), 8.25%, 09/01/2017	750,000	766,875

Utilities 1.3%
NRG Energy, Inc., 8.25%, 09/01/2020	1,500,000	1,612,500
Total Corporate Bonds (Cost: $76,933,368)		76,033,308

Collateralized Loan Obligations/Collateralized Debt Obligations 25.6%
Banking, Finance & Insurance 1.8%
Northwoods Capital X, Ltd., (Cayman Islands), 4.82%, 11/04/2025 (e)	2,000,000	1,807,604

	Principal Amount	Value (a)
Collateralized Loan Obligations/Collateralized Debt Obligations (continued)
Banking, Finance & Insurance (continued)
West CLO 2013-1, Ltd., 144A, (Cayman Islands), 11/07/2025 (h)	$500,000	$455,000
		2,262,604
Structured Finance Obligations 23.8%
AMMC CDO, 144A, (Cayman Islands), 5.03%, 07/27/2026 (e)	1,000,000	895,746
AMMC CLO XIII, Ltd., 144A, (Cayman Islands), 5.03%, 01/26/2026 (e)	2,000,000	1,824,706
Apidos CLO XVI, 144A, (Cayman Islands), 4.73%, 01/19/2025 (e)	2,000,000	1,779,758
Atlas Senior Loan Fund IV, Ltd., 144A, (Cayman Islands), 3.69%, 02/17/2026 (e)	1,000,000	942,222
Atlas Senior Loan Fund IV, Ltd., 144A, (Cayman Islands), 4.94%, 02/17/2026 (e)	2,000,000	1,792,050
Babson CLO, Ltd. 2007-I, 144A, (Cayman Islands), 01/18/2021 (h)	1,000,000	815,000
Babson CLO, Ltd. 2013-II, 144A, (Cayman Islands), 4.73%, 01/18/2025 (e)	2,000,000	1,795,036
Cent CLO XVIII, Ltd., 144A, (Cayman Islands), 4.83%, 07/23/2025 (e)	3,000,000	2,697,018
Cent CLO XXI, Ltd., 144A, (Cayman Islands), 3.73%, 07/27/2026 (e)	1,000,000	950,237
Flatiron CLO 2013-1, Ltd., 144A, (Cayman Islands), 5.13%, 01/17/2026 (e)	1,750,000	1,612,203
ING IM CLO 2012-1, Ltd., 144A, (Cayman Islands), 5.43%, 03/14/2022 (e)	2,000,000	1,999,906
Jamestown CLO IV, Ltd., 144A, (Cayman Islands), 5.23%, 07/15/2026 (e)	2,000,000	1,823,464
LCM XIII, L.P., 144A, (Cayman Islands), 01/19/2023	875,000	688,560
Madison Park Funding IV, Ltd., (Cayman Islands), 03/22/2021	700,000	1,110,078
Mountain Hawk III CLO, Ltd., 144A, (Cayman Islands), 5.08%, 04/18/2025 (e)	2,000,000	1,818,780
Nautique Funding, Ltd., 144A, (Cayman Islands), 04/15/2020 (h)	1,300,000	838,500
Octagon Investment Partners XVIII, Ltd., 144A, (Cayman Islands), 5.48%, 12/16/2024 (e)	2,000,000	1,875,434
OHA Credit Partners VI, Ltd, 144A, (Cayman Islands), 4.52%, 05/15/2023 (e)	750,000	675,791
OZLM Funding V, Ltd., 144A, (Cayman Islands), 4.98%, 01/17/2026 (e)	2,000,000	1,821,018
Symphony CLO IV, Ltd., (Cayman Islands), 07/18/2021	500,000	451,266
Venture XIII CLO, Ltd., 144A, (Cayman Islands), 5.53%, 06/10/2025 (e)	1,500,000	1,405,519
		29,612,292
Total Collateralized Loan Obligations/Collateralized Debt Obligations (Cost: $31,966,464)		31,874,896
Total Investments - 138.3% (Cost: $173,073,898)		$171,991,795
Liabilities in Excess of Other Assets - (38.3%)		(47,621,374)
Net Assets - 100.0%		$124,370,421

Footnotes:

(a)             Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. All investments are in United States enterprises unless otherwise noted.

(b)             Interest rates on floating rate term loans adjust periodically based upon a predetermined schedule. Stated interest rate in this schedule represents the “all-in” rate at period end.

(c)              This position or a portion of this position represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor plus a spread which was determined at the time of purchase.

(d)             Reported net of unfunded commitments, reduced by any upfront payments received if purchased at a discount, see Note 2.

(e)              Variable rate coupon, rate shown as of July 31, 2014.

(f)               Pay-In-Kind security (PIK), which may pay interest/dividends in additional par/shares.

(g)              When-Issued or delayed delivery security based on typical market settlement convention for such security.

(h)             Security valued at fair value using methods determined in good faith by or under the direction of the Board of Directors.

As of July 31, 2014, the aggregate cost of securities for Federal income tax purposes was $173,073,898. Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$1,286,336
Gross unrealized depreciation	(2,368,439)
Net unrealized depreciation	$(1,082,103)

Abbreviations:

144A   Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

CDO      Collateralized Debt Obligation

CLO       Collateralized Loan Obligation

Currencies:

€                     Euro Currency

£                     British Pounds

$                     U.S. Dollars

Ares Multi-Strategy Credit Fund, Inc.

Notes to Schedule of Investments

July 31, 2014 (UNAUDITED)

(1) Organization

Ares Multi-Strategy Credit Fund, Inc. (the “Fund”) is a corporation incorporated under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a closed-end, non-diversified, management investment company, and intends to qualify to be treated as a Regulated Investment Company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund commenced operations on October 28, 2013. Ares Capital Management II LLC (the “Adviser”) serves as the investment adviser to the Fund. The Fund’s common shares are listed on the New York Stock Exchange and trade under the ticker symbol “ARMF”.

Investment Objective

ARMF’s investment objective is to provide an attractive risk-adjusted level of total return, primarily through current income and, secondarily, through capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a broad, dynamically managed portfolio of (i) secured loans (“Senior Loans”) made primarily to companies whose debt is rated below investment grade, (ii) corporate bonds (“Corporate Bonds”) that are expected to be primarily high yield issues rated below investment grade, and (iii) securities issued by entities commonly referred to, and referred to herein, as collateralized loan obligations (“CLOs”) including investments in subordinated tranches of CLO securities. The Adviser will dynamically allocate the Fund’s portfolio among investments in the various targeted credit markets, to seek to manage interest rate and credit risk and the duration of the Fund’s portfolio.

(2) Significant Accounting Policies

Investments Valuation

All investments in securities are recorded at their estimated fair value, as described in Note 3.

Revolving loan, bridge loan and delayed draw term loan agreements

For investment purposes, the Fund has entered into certain loan commitments which may include revolving loan, bridge loan, partially unfunded term loan and delayed draw term loan agreements (“Unfunded loan commitments”). Unfunded loan commitments purchased at a discount/premium may include cash received/paid for the amounts representing such discounts/premiums. Unfunded loan commitments are agreements to participate in the lending of up to a specified maximum amount for a specified period. As of July 31, 2014, the fair value of the loans disclosed in the Schedule of Investments does not include unfunded commitments, which total $143,190.

(3) Investments

Fair Value Measurements

The Fund follows the provisions of Fair Value Measurements and Disclosures under U.S. generally accepted accounting principles (“U.S. GAAP”), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. This standard defines fair value and establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring investments at fair value and expands disclosures about assets and liabilities measured at fair value. Fair Value Measurements and Disclosures defines “fair value” as the amount for which an investment could be sold in an orderly transaction between market participants at the measurement date in the principal or most advantageous market of the investment. The hierarchal disclosure framework establishes a three tier hierarchy to maximize the use of observable data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the

1

Ares Multi-Strategy Credit Fund, Inc.

Notes to Schedule of Investments (continued)

July 31, 2014 (UNAUDITED)

assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – unadjusted quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a single broker quote or the Fund’s own assumptions in determining the fair value of investments)

The fair value of the Fund’s investments are primarily estimated based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs. The Fund’s custodian obtains prices from independent pricing services based on an authorized pricing matrix as approved by the Fund’s Board of Directors. The Adviser has internal controls in place that support its reliance on information received from third party pricing sources. For any securities, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3.  In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

Bank loans and corporate debts: The fair value of bank loans and corporate debt is estimated based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs and are generally classified within Level 2 or 3. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. If the pricing services are only able to obtain a single broker quote or utilize a pricing model the securities will be classified as Level 3. If the pricing services are unable to provide prices, the Adviser will attempt to obtain one or more broker quotes directly from a dealer and price such securities at the last bid price obtained; such securities are classified as Level 3.

Collateralized loan obligations: The fair value of collateralized loan obligations is estimated based on various valuation models of third party pricing services as well as internal models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

The Adviser is responsible for all inputs and assumptions related to the pricing of securities. The Adviser has internal controls in place that support its reliance on information received from third party pricing sources. As part of its internal controls, the Adviser obtains, reviews and tests information to corroborate prices received from third party pricing sources. For any securities, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3. In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value. The main inputs into the Adviser’s valuation model for these Level 3 securities include earnings multiples (based on the historical earnings of the issuer) and discounted cash flows. The Adviser may also consider original transaction price, recent transactions in the same or similar instruments and completed third party transactions in comparable instruments as well as other liquidity, credit and market risk factors. Models will be adjusted as deemed necessary by the Adviser.

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund’s investments carried at fair value:

2

Ares Multi-Strategy Credit Fund, Inc.

Notes to Schedule of Investments (continued)

July 31, 2014 (UNAUDITED)

	Level 1 - Quoted Prices ($)	Level 2 - Other Significant Observable Inputs ($)	Level 3 - Significant Unobservable Inputs ($)	Total ($)
Floating Rate Term Loans	—	55,891,364	8,192,227	64,083,591
Corporate Bonds	—	76,033,308	—	76,033,308
Collateralized Loan Obligations/Collateralized Debt Obligations	—	—	31,874,896	31,874,896
Total Investments	—	131,924,672	40,067,123	171,991,795

The following is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value.

For the period ended July 31, 2014:

	Floating Rate Term Loans ($)	Corporate Bonds ($)	Collateralized Loan Obligations/ Collateralized Debt Obligations ($)	Total ($)
Balance as of 10/31/13	1,243,750	4,031,250	684,793	5,959,793
Purchases (a)	8,207,495	655,500	31,576,326	40,439,321
Sales (b)	(668,482)	(4,601,433)	(409,379)	(5,679,294)
Realized gain/ (loss) and net change in unrealized appreciation/(depreciation)	104,442	(65,728)	(86,361)	(47,647)
Accrued discounts/(premiums)	4,160	(19,589)	109,517	94,088
Transfers in to Level 3	—	—	—	—
Transfers out of Level 3	(699,138)	—	—	(699,138)
Balance as of 7/31/14	8,192,227	—	31,874,896	40,067,123
Net change in unrealized appreciation/(depreciation) from Investments held as of 7/31/14	85,746	—	(86,361)	(615)

(a)   Purchases include paid-in-kind interest and securities received from restructure.

(b)   Sales include principal redemptions.

The valuation techniques used by the Adviser to measure fair value as of July 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs. The valuation techniques and significant amounts of unobservable inputs used in the valuation of the Fund’s Level 3 securities are outlined in the table below.

	Fair Value ($)	Valuation Technique	Unobservable Inputs	Range
Assets
Investments in securities
Floating Rate Term Loans	8,192,227	Broker quotes and/or 3rd party pricing services	N/A	N/A

Collateralized Loan Obligation/Collateralized Debt Obligation	31,874,896	Broker quotes and/or 3rd party pricing services	N/A	N/A

Total Level 3 Investments	40,067,123

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all levels at the end of the reporting period.

3

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at a reasonable level of assurance based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Ares Multi-Strategy Credit Fund, Inc.

By:	/s/ Seth J. Brufsky
Seth J. Brufsky
Chief Executive Officer (principal executive officer) of
Ares Multi-Strategy Credit Fund, Inc.

Date: September 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Seth J. Brufsky
Seth J. Brufsky
Chief Executive Officer (principal executive officer) of
Ares Multi-Strategy Credit Fund, Inc.

Date: September 20, 2014

By:	/s/ Daniel F. Nguyen
Daniel F. Nguyen
Chief Financial Officer (principal financial officer) of
Ares Multi-Strategy Credit Fund, Inc.

Date: September 20, 2014